Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.78%
Communication services: 11.16%
Entertainment: 1.07%
Spotify Technology SA†	43,723	$20,074,541
Interactive media & services: 10.09%
Alphabet, Inc. Class C	346,839	122,548,624
Meta Platforms, Inc. Class A	119,199	67,143,604
		189,692,228
Consumer discretionary: 10.14%
Automobiles: 0.86%
Tesla, Inc.†	38,466	16,178,800
Broadline retail: 5.81%
Amazon.com, Inc.†	458,376	109,249,336
Hotels, restaurants & leisure: 1.53%
DraftKings, Inc. Class A†	494,600	12,493,596
Starbucks Corp.	158,101	16,156,341
		28,649,937
Specialty retail: 1.94%
Burlington Stores, Inc.†	43,750	13,860,000
Home Depot, Inc.	64,034	22,583,511
		36,443,511
Consumer staples: 1.33%
Consumer staples distribution & retail: 0.77%
Costco Wholesale Corp.	15,408	14,413,722
Household products: 0.56%
Church & Dwight Co., Inc.	109,236	10,582,783
Energy: 1.59%
Energy equipment & services: 0.47%
TechnipFMC PLC	133,550	8,854,365
Oil, gas & consumable fuels: 1.12%
ConocoPhillips	202,039	21,003,974
Financials: 12.22%
Banks: 1.15%
Citigroup, Inc.	67,388	9,431,624
UMB Financial Corp.	42,580	6,078,721
Wintrust Financial Corp.	37,793	6,074,091
		21,584,436
Capital markets: 5.36%
Bank of New York Mellon Corp.	57,356	8,294,251
Charles Schwab Corp.	314,610	29,029,065
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Capital markets(continued)
Interactive Brokers Group, Inc. Class A	71,747	$6,244,859
Intercontinental Exchange, Inc.	189,128	23,283,548
S&P Global, Inc.	47,624	19,395,350
Virtu Financial, Inc. Class A	244,760	14,580,353
		100,827,426
Consumer finance: 1.21%
Capital One Financial Corp.	113,017	22,673,471
Financial services: 2.58%
Mastercard, Inc. Class A	94,344	48,455,078
Insurance: 1.92%
Marsh & McLennan Cos., Inc.	90,118	15,019,967
Unum Group	236,316	21,126,651
		36,146,618
Health care: 9.61%
Biotechnology: 2.20%
Exelixis, Inc.†	207,080	11,267,223
Gilead Sciences, Inc.	74,178	9,371,648
Incyte Corp.†	45,808	5,192,795
Monte Rosa Therapeutics, Inc.†	203,568	4,926,346
United Therapeutics Corp.†	19,616	10,628,537
		41,386,549
Health care equipment & supplies: 0.75%
Medtronic PLC	179,175	14,016,860
Health care providers & services: 1.15%
McKesson Corp.	15,605	11,791,138
UnitedHealth Group, Inc.	23,817	9,899,060
		21,690,198
Life sciences tools & services: 3.44%
Agilent Technologies, Inc.	189,027	25,108,457
Bio-Rad Laboratories, Inc. Class A†	46,194	13,563,020
Thermo Fisher Scientific, Inc.	51,713	25,926,830
		64,598,307
Pharmaceuticals: 2.07%
Amneal Pharmaceuticals, Inc.†	337,273	5,838,196
Eli Lilly & Co.	20,506	24,595,511
Harmony Biosciences Holdings, Inc.†	137,752	5,015,550
Phibro Animal Health Corp. Class A	106,884	3,356,158
		38,805,415
Industrials: 13.54%
Aerospace & defense: 3.79%
BWX Technologies, Inc.	95,943	18,675,305
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Aerospace & defense(continued)
HEICO Corp. Class A	136,683	$35,251,912
Melrose Industries PLC	2,732,982	17,215,903
		71,143,120
Building products: 2.16%
Carlisle Cos., Inc.	30,829	11,183,220
Trane Technologies PLC	59,900	29,420,484
		40,603,704
Commercial services & supplies: 1.47%
Republic Services, Inc. Class A	130,003	27,701,039
Construction & engineering: 0.61%
EMCOR Group, Inc.	13,771	11,428,278
Electrical equipment: 3.61%
GE Vernova, Inc.	13,789	16,200,145
Regal Rexnord Corp.	171,920	40,949,625
Vertiv Holdings Co. Class A	32,081	10,741,360
		67,891,130
Professional services: 0.85%
TransUnion	220,264	15,889,845
Trading companies & distributors: 1.05%
QXO, Inc.†	1,146,322	19,808,444
Information technology: 32.84%
Electronic equipment, instruments & components: 3.36%
Amphenol Corp. Class A	199,195	35,122,062
Teledyne Technologies, Inc.†	42,000	28,009,800
		63,131,862
Semiconductors & semiconductor equipment: 16.43%
Broadcom, Inc.	132,788	50,160,667
Lam Research Corp.	71,162	30,836,629
Marvell Technology, Inc.	115,623	34,442,936
NVIDIA Corp.	444,216	88,883,179
ON Semiconductor Corp.†	370,509	35,027,921
Texas Instruments, Inc.	171,818	51,213,791
Ultra Clean Holdings, Inc.†	127,028	18,112,923
		308,678,046
Software: 8.14%
Dynatrace, Inc.†	474,892	20,852,508
Microsoft Corp.	229,727	85,692,766
Salesforce, Inc.	140,956	22,082,167
ServiceNow, Inc.†	210,592	20,907,574
Zoom Communications, Inc. Class A†	39,192	3,382,661
		152,917,676
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 4.91%
Apple, Inc.	318,672	$92,210,930
Materials: 1.88%
Chemicals: 1.33%
Sherwin-Williams Co.	72,386	24,923,947
Metals & mining: 0.55%
Newmont Corp.	110,864	10,354,698
Real estate: 1.86%
Industrial REITs: 1.06%
Prologis, Inc.	147,380	19,965,569
Specialized REITs: 0.80%
American Tower Corp.	91,081	14,898,119
Utilities: 2.61%
Electric utilities: 2.61%
Constellation Energy Corp.	98,692	24,512,132
Xcel Energy, Inc.	306,184	24,586,575
		49,098,707
Total common stocks (Cost $1,043,118,371)		1,855,972,669

		Yield
Short-term investments: 1.26%
Investment companies: 1.26%
Allspring Government Money Market Fund Select Class♠∞		3.57%	23,717,713	23,717,713
Total short-term investments (Cost $23,717,713)				23,717,713
Total investments in securities (Cost $1,066,836,084)	100.04%			1,879,690,382
Other assets and liabilities, net	(0.04)			(767,153)
Total net assets	100.00%			$1,878,923,229

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$26,587,980	$165,928,493	$(168,798,760)	$0	$0	$23,717,713	23,717,713	$482,422
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 5

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2026, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Opportunity Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$209,766,769	$0	$0	$209,766,769
Consumer discretionary	190,521,584	0	0	190,521,584
Consumer staples	24,996,505	0	0	24,996,505
Energy	29,858,339	0	0	29,858,339
Financials	229,687,029	0	0	229,687,029
Health care	180,497,329	0	0	180,497,329
Industrials	254,465,560	0	0	254,465,560
Information technology	616,938,514	0	0	616,938,514
Materials	35,278,645	0	0	35,278,645
Real estate	34,863,688	0	0	34,863,688
Utilities	49,098,707	0	0	49,098,707
Short-term investments
Investment companies	23,717,713	0	0	23,717,713
Total assets	$1,879,690,382	$0	$0	$1,879,690,382
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Opportunity Fund | 7